LONG-TERM INCENTIVE PLANS - Restricted Shares and Performance Shares (Details) - Restricted Shares and Performance Shares R$ in Thousands	12 Months Ended
	Dec. 31, 2019 BRL (R$) EquityInstruments shares	Dec. 31, 2018 BRL (R$) EquityInstruments	Dec. 31, 2017 EquityInstruments	Dec. 31, 2016 EquityInstruments
LONG-TERM INCENTIVE PLANS
Balance, beginning of year	14,261,501	18,975,084	20,433,491
Granted	2,647,995	2,411,345	3,170,952
Cancelled	(2,104,754)	(3,150,635)	(1,901,782)
Exercised	(1,786,335)	(3,974,293)	(2,727,577)
Balance, end of year	13,018,407	14,261,501	18,975,084	20,433,491
Expense from equity-settled long-term incentive plan | R$	R$ 43,895	R$ 41,186
Grace period			3 years	5 years
Preferred shares
LONG-TERM INCENTIVE PLANS
Treasury shares | shares	19,020,418